Summary of Significant Accounting Policies: Accounts Receivable, policy (Policies)	Mar. 31, 2023
Policies
Accounts Receivable, policy

Accounts Receivable

The Company performs ongoing credit evaluations of its customers and adjusts credit limits based on customer payment and current credit worthiness, as determined by review of their current credit information. The Company continuously monitors credit limits for and payments from its customers and maintains provision for estimated credit losses based on its historical experience and any specific customer issues that have been identified. While such credit losses have historically been within the Company’s expectation and the provision established, the Company cannot guarantee that this will continue.

An allowance for doubtful accounts is provided against accounts receivable for amounts management believes may be uncollectible. The Company determines the adequacy of this allowance by regularly reviewing the composition of its accounts receivable aging and evaluating individual customer receivables, considering the customer’s financial condition, credit history and current economic circumstance. While credit losses have historically been within the Company’s expectation and the provision established, the Company cannot guarantee that this will continue. As of March 31, 2023 and December 31, 2022, the allowance for doubtful accounts was $0 for both periods.